CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY - USD ($)	Diamond eagle acquisition Common Stock Class A common stock	Diamond eagle acquisition Common Stock Class B common stock	Diamond eagle acquisition Common Stock	Diamond eagle acquisition Additional Paid-in Capital	Diamond eagle acquisition Accumulated Deficit	Diamond eagle acquisition Class B common stock	Diamond eagle acquisition	Common Stock Class A common stock	Common Stock Class B common stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Dec. 31, 2016										$ 22,000	$ 3,998,000	$ (704,274,000)	$ (700,254,000)
Balance at the beginning (in shares) at Dec. 31, 2016										22,291
Increase (Decrease) in Stockholders' Equity
Underwriters' discount and offering expenses											(1,513,000)		(1,513,000)
Net income (loss)												(75,556,000)	(75,556,000)
Balance at the end at Dec. 31, 2017										$ 380,000	661,085,000	(779,830,000)	(118,365,000)
Balance at the end (in shares) at Dec. 31, 2017										379,932
Increase (Decrease) in Stockholders' Equity
Shares issued in Offering, net of issuance costs										$ 1,000	339,000		340,000
Shares issued in Offering, net of issuance costs (in shares)										393
Underwriters' discount and offering expenses											(678,000)		(678,000)
Net income (loss)												(76,220,000)	(76,220,000)
Balance at the end at Dec. 31, 2018										$ 384,000	670,439,000	(856,050,000)	(185,227,000)
Balance at the end (in shares) at Dec. 31, 2018										384,009
Increase (Decrease) in Stockholders' Equity
Net income (loss)													(57,667,000)
Balance at the end at Jun. 30, 2019								$ 19,000			948,603,000	(913,717,000)	34,905,000
Balance at the end (in shares) at Jun. 30, 2019								193,265
Balance at the beginning at Dec. 31, 2018										$ 384,000	670,439,000	(856,050,000)	(185,227,000)
Balance at the beginning (in shares) at Dec. 31, 2018										384,009
Increase (Decrease) in Stockholders' Equity
Shares issued in Offering, net of issuance costs										$ 2,000	437,000		439,000
Shares issued in Offering, net of issuance costs (in shares)										1,906
Underwriters' discount and offering expenses											(992,000)		(992,000)
Sale of 6,333,334 Private Placement Warrants at $1.50 per warrant											438,000		438,000
Net income (loss)						$ 1,453,333						(142,734,000)	(142,734,000)
Balance at the end at Dec. 31, 2019	$ 157	$ 1,000	$ 5,000,010	$ 2,689,444	$ 2,309,409		$ 5,000,010			$ 390,000	690,443,000	(998,784,000)	(307,951,000)
Balance at the end (in shares) at Dec. 31, 2019	1,572,147	10,000,000								389,610
Balance at the beginning at Jan. 01, 2019								$ 19,000			932,081,000	(856,050,000)	76,050,000
Balance at the beginning (in shares) at Jan. 01, 2019								190,812
Increase (Decrease) in Stockholders' Equity
Net income (loss)												(29,554,000)	(29,554,000)
Balance at the end at Mar. 31, 2019		$ 1,006		23,994	(675)		24,325	$ 19,000			944,283,000	(885,604,000)	58,698,000
Balance at the end (in shares) at Mar. 31, 2019		10,062,500						191,940
Balance at the beginning at Mar. 26, 2019	$ 0	$ 0	0	0	0		0
Balance at the beginning (in shares) at Mar. 26, 2019	0	0
Increase (Decrease) in Stockholders' Equity
Shares issued in Offering, net of issuance costs		$ 1,006		23,994			25,000
Shares issued in Offering, net of issuance costs (in shares)		10,062,500
Net income (loss)					(675)		(675)
Balance at the end at Mar. 31, 2019		$ 1,006		23,994	(675)		24,325	$ 19,000			944,283,000	(885,604,000)	58,698,000
Balance at the end (in shares) at Mar. 31, 2019		10,062,500						191,940
Balance at the beginning at Mar. 26, 2019	$ 0	$ 0	0	0	0		0
Balance at the beginning (in shares) at Mar. 26, 2019	0	0
Increase (Decrease) in Stockholders' Equity
Shares issued in Offering, net of issuance costs		$ 1,006	25,000	23,994
Shares issued in Offering, net of issuance costs (in shares)		10,062,500
Sale of Units to the public at $10.00 per unit	$ 4,000		400,000,000	399,996,000
Underwriters' discount and offering expenses			(22,555,869)	(22,555,869)
Sale of 6,333,334 Private Placement Warrants at $1.50 per warrant			9,500,000	9,500,000
Forfeiture of Class B shares by initial shareholders		$ (6)		6
Adjustment to ordinary common stock subject to redemption	$ (3,843)		(384,278,530)	(384,274,687)
Adjustment to ordinary common stock subject to redemption (in Shares)	(38,427,853)
Net income (loss)			2,309,409		2,309,409		2,309,409
Balance at the end at Dec. 31, 2019	$ 157	$ 1,000	5,000,010	2,689,444	2,309,409		5,000,010			$ 390,000	690,443,000	(998,784,000)	(307,951,000)
Balance at the end (in shares) at Dec. 31, 2019	1,572,147	10,000,000								389,610
Balance at the beginning at Mar. 31, 2019		$ 1,006		23,994	(675)		24,325	$ 19,000			944,283,000	(885,604,000)	58,698,000
Balance at the beginning (in shares) at Mar. 31, 2019		10,062,500						191,940
Increase (Decrease) in Stockholders' Equity
Shares issued in Offering, net of issuance costs											438,000		438,000
Shares issued in Offering, net of issuance costs (in shares)								674
Net income (loss)												(28,113,000)	(28,113,000)
Balance at the end at Jun. 30, 2019								$ 19,000			948,603,000	(913,717,000)	34,905,000
Balance at the end (in shares) at Jun. 30, 2019								193,265
Balance at the beginning at Dec. 31, 2019	$ 157	$ 1,000	5,000,010	2,689,444	2,309,409		5,000,010			$ 390,000	690,443,000	(998,784,000)	(307,951,000)
Balance at the beginning (in shares) at Dec. 31, 2019	1,572,147	10,000,000								389,610
Increase (Decrease) in Stockholders' Equity
Adjustment to ordinary common stock subject to redemption	$ (5)			(479,415)			(479,420)
Adjustment to ordinary common stock subject to redemption (in Shares)	(47,942)
Net income (loss)					479,411		479,411
Balance at the end at Mar. 31, 2020	$ 152	$ 1,000		2,210,029	2,788,820		5,000,001	$ 18,000			965,495,000	(1,067,464,000)	(101,951,000)
Balance at the end (in shares) at Mar. 31, 2020	1,524,205	10,000,000						186,608
Balance at the beginning at Dec. 31, 2019	$ 157	$ 1,000	$ 5,000,010	2,689,444	2,309,409		5,000,010			$ 390,000	690,443,000	(998,784,000)	(307,951,000)
Balance at the beginning (in shares) at Dec. 31, 2019	1,572,147	10,000,000								389,610
Increase (Decrease) in Stockholders' Equity
Net income (loss)													(230,117,000)
Balance at the end at Jun. 30, 2020								$ 35,000	$ 39,000		3,395,129,000	(1,228,901,000)	2,191,288,000
Balance at the end (in shares) at Jun. 30, 2020								354,251	393,014
Balance at the beginning at Jan. 01, 2020								$ 18,000			949,186,000	(998,784,000)	(49,580,000)
Balance at the beginning (in shares) at Jan. 01, 2020								184,626
Increase (Decrease) in Stockholders' Equity
Net income (loss)												(68,680,000)	(68,680,000)
Balance at the end at Mar. 31, 2020	$ 152	$ 1,000		$ 2,210,029	$ 2,788,820		$ 5,000,001	$ 18,000			965,495,000	(1,067,464,000)	(101,951,000)
Balance at the end (in shares) at Mar. 31, 2020	1,524,205	10,000,000						186,608
Increase (Decrease) in Stockholders' Equity
Shares issued in Offering, net of issuance costs								$ 2,000			620,798,000		620,800,000
Shares issued in Offering, net of issuance costs (in shares)								16,000
Net income (loss)												(161,437,000)	(161,437,000)
Balance at the end at Jun. 30, 2020								$ 35,000	$ 39,000		$ 3,395,129,000	$ (1,228,901,000)	$ 2,191,288,000
Balance at the end (in shares) at Jun. 30, 2020								354,251	393,014